Employee benefits (Post-Employment) - Summary of Voluntary Separation Incentive Plans (Detail) - Voluntary separation incentive plans [member]	6 Months Ended
Jun. 30, 2018 Employee
Disclosure of defined benefit plans [line items]
Number of employee enrollments	21,664
Number of employee separations	(18,222)
Number of employee cancellations	(3,248)
Number of employees outstanding	194
Petrobras [Member]
Disclosure of defined benefit plans [line items]
Number of employee enrollments	19,499
Number of employee separations	(16,501)
Number of employee cancellations	(2,820)
Number of employees outstanding	178
Petrobras Distribuidora S. A.- B R [Member]
Disclosure of defined benefit plans [line items]
Number of employee enrollments	2,165
Number of employee separations	(1,721)
Number of employee cancellations	(428)
Number of employees outstanding	16